Document and Entity Information	12 Months Ended
Oct. 03, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	WESTERN ASSET FUNDS INC
Central Index Key	0000863520
Amendment Flag	false
Document Creation Date	Sep. 28, 2012
Document Effective Date	Sep. 28, 2012
Prospectus Date	Oct. 03, 2012